Operating Assets and Liabilities	12 Months Ended
Dec. 31, 2023
Operating Assets and Liabilities
Operating Assets and Liabilities

Section 3 – Operating Assets and Liabilities

This section covers the operating assets and related liabilities that form the basis for Genmab’s activities. Deferred tax assets and liabilities are included in Note 2.4. Assets related to Genmab’s financing activities are shown in section 4.

3.1 – Intangible Assets

(DKK million)		2023	2022

Cost at January 1		891	891
Additions for the year		10	-
Cost at December 31		901	891

Accumulated amortization and impairment at January 1		(745)	(637)
Amortization for the year		(55)	(70)
Impairment for the year		-	(38)
Accumulated amortization and impairment at December 31		(800)	(745)

Carrying amount at December 31		101	146

(DKK million)	2023	2022	2021
Amortization and impairment included in the income statement as follows:
Research and development expenses	55	108	84
Total	55	108	84

ACCOUNTING POLICIES

RESEARCH AND DEVELOPMENT PROJECTS

Internal and subcontracted research costs are charged in full to the income statement in the period in which they are incurred. Consistent with industry practice, development costs are also expensed until regulatory approval is obtained or is probable. Genmab has no internally generated intangible assets from development, as the criteria for recognition of an intangible asset are not met.

Acquired LICENSES AND RIGHTS

Genmab acquires licenses and rights primarily to gain access to targets and technologies identified by third parties. Payments to third parties under collaboration and license agreements are assessed to determine whether such payments should be expensed as incurred as research and development expenses or capitalized as an intangible asset.

Licenses and rights that meet the criteria for capitalization as intangible assets are measured at cost less accumulated amortization and any impairment losses. Milestone payments related to capitalized licenses and rights are accounted for as an increase in the cost to acquire licenses and rights.

Amortization

Amortization is based on the straight-line method over the estimated useful life. This corresponds to the legal duration or the economic useful life depending on which is shorter. The amortization of intellectual property rights commences after regulatory approval has been obtained or when assets are put in use.

Impairment

If circumstances or changes in Genmab’s operations indicate that the carrying amount of intangible assets may not be recoverable, management reviews the asset for impairment. The basis for the review is the recoverable amount of the intangible assets, determined as the greater of the fair value less cost to sell or its value in use. Value in use is calculated as the net present value of future cash inflow expected to be generated from the intangible asset. If the carrying amount of an intangible asset is greater than the recoverable amount, the intangible asset is written down to the recoverable amount. An impairment loss is recognized in the income statement when the impairment is identified. Impairments on intangible assets are reviewed at each reporting date for possible reversal.

Amortization, impairment losses, and gains or losses on the disposal of intangible assets related to licenses and rights are recognized in the income statement as research and development expenses.

3.2 – Property and Equipment

	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment
(DKK million)
2023
Cost at January 1	412	649	233	1,294
Additions for the year	6	129	222	357
Transfers between the classes	276	134	(410)	-
Disposals for the year	-	-	(6)	(6)
Exchange rate adjustment	(10)	(4)	-	(14)

Cost at December 31	684	908	39	1,631

Accumulated depreciation and impairment at January 1	(132)	(363)	-	(495)
Depreciation for the year	(64)	(121)	-	(185)
Exchange rate adjustment	2	2	-	4
Accumulated depreciation on disposals	-	-	-	-
Accumulated depreciation and impairment at December 31	(194)	(482)	-	(676)
				.
Carrying amount at December 31	490	426	39	955

	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment
(DKK million)
2022
Cost at January 1	400	537	52	989
Additions for the year	5	118	181	304
Disposals for the year	(8)	(13)	-	(21)
Exchange rate adjustment	15	7	-	22

Cost at December 31	412	649	233	1,294

Accumulated depreciation and impairment at January 1	(90)	(278)	-	(368)
Depreciation for the year	(52)	(94)	-	(146)
Exchange rate adjustment	(1)	(2)	-	(3)
Accumulated depreciation on disposals	11	11	-	22
Accumulated depreciation and impairment at December 31	(132)	(363)	-	(495)
				.
Carrying amount at December 31	280	286	233	799

		2023	2022	2021
(DKK million)
Depreciation and impairment included in the income statement as follows:
Research and development expenses		140	108	93
Selling, general and administrative expenses		45	38	17

Total		185	146	110

Capital expenditures in 2023 were primarily related to the expansion of our facilities in the Netherlands and our new headquarters in Denmark. Capital expenditures in 2022 were primarily related to the expansion of our facilities in the Netherlands and the U.S. to support the growth in our product pipeline.

ACCOUNTING POLICIES

Property and equipment is comprised of leasehold improvements, assets under construction, and equipment, furniture and fixtures, which are measured at cost less accumulated depreciation and any impairment losses.

The cost is comprised of the acquisition price and direct costs related to the acquisition until the asset is ready for use. Costs include direct costs and costs to subcontractors.

DEPRECIATION

Depreciation is calculated on a straight-line basis to allocate the cost of the assets, net of any residual value, over the estimated useful lives, which are as follows:

Equipment, furniture and fixtures	3-5 years
Computer equipment	3 years
Leasehold improvements	15 years or the lease term, if shorter

Depreciation commences when the asset is available for use, including when it is in the location and condition necessary for it to be capable of operating in the manner intended by management. The useful lives and residual values are reviewed and adjusted if appropriate on a yearly basis. Assets under construction are not depreciated.

IMPAIRMENT

If circumstances or changes in Genmab’s operations indicate that the carrying amount of property and equipment may not be recoverable, management reviews the asset for impairment.

The basis for the review is the recoverable amount of the asset, determined as the greater of the fair value less cost to sell or its value in use. Value in use is calculated as the net present value of future cash inflow expected to be generated from the asset.

If the carrying amount of an asset is greater than the recoverable amount, the asset is written down to the recoverable amount. An impairment loss is recognized in the income statement when the impairment is identified.

3.3 - Leases

Genmab has entered into lease agreements with respect to office and laboratory space, vehicles, and IT equipment. The expense, lease liability, and right-of-use assets balances related to vehicles and IT equipment are immaterial. The leases are non-cancellable over various periods through 2038.

(DKK million)	2023	2022	2021

Right-of-use assets
Balance at January 1	523	354	283
Additions to right-of-use assets[1]	250	243	127
Depreciation charge for the year	(87)	(74)	(56)

Balance at December 31	686	523	354

Lease liabilities
Current	90	74	62
Non-current	680	523	363

Total at December 31	770	597	425

(1) Additions to right-of-use assets also includes modifications to existing leases and adjustments to the provisions for contractual restoration obligations related to leases of Genmab offices.

Cash outflow for lease payments	115	88	70

Variable lease payments, short-term lease expense, lease interest expense, low-value assets, and sublease income are immaterial.

Future minimum payments under leases are as follows:

(DKK million)	2023	2022	2021

Payment due
Less than 1 year	106	89	74
1 to 3 years	199	167	109
More than 3 years but less than 5 years	183	136	97
More than 5 years	412	271	207

Total at December 31	900	663	487

ACCOUNTING POLICIES

All leases are recognized in the balance sheet as a right-of-use (ROU) asset with a corresponding lease liability, except for short-term leases in which the term is 12 months or less, or low-value leases.

ROU assets represent Genmab’s right to use an underlying asset for the lease term and lease liabilities represent Genmab’s obligation to make lease payments arising from the lease. The ROU asset is depreciated over the shorter of the asset’s useful life or the lease term on a straight-line basis. In the income statement, depreciation of the ROU asset is recognized over the lease term in operating expenses and interest expenses related to the lease liability are classified in financial items.

Genmab determines if an arrangement is a lease at inception. Genmab leases various properties, vehicles, and IT equipment. Rental contracts are typically made for fixed periods. Lease terms are negotiated on an individual basis and contain a wide range of terms and conditions.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of fixed payments, less any lease incentives receivable. As Genmab’s leases generally do not provide an implicit interest rate, Genmab uses an incremental borrowing rate based on the information available at the commencement date of the lease in determining the present value of lease payments. Lease terms utilized by Genmab may include options to extend or terminate the lease when it is reasonably certain that Genmab will exercise that option. In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended.

ROU assets are measured at cost and include the amount of the initial measurement of the lease liability, any lease payments made at or before the commencement date less any lease incentives received, any initial direct costs, and restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in the income statement.

3.4 - Other Investments

(DKK million)	2023	2022

Publicly traded equity securities	47	67
Fund investments	87	66

Total at December 31	134	133

Other investments include investments in publicly traded common stock of companies, including common stock of companies with whom Genmab has entered into collaboration arrangements, as well as investments in certain strategic investment funds.

ACCOUNTING POLICIES

Other investments are measured on initial recognition at fair value, and subsequently at fair value. Changes in fair value are recognized in the income statement within financial income or expense.

3.5 – Inventories

	2023	2022
(DKK million)
Raw materials	14	-
Work in progress	-	-
Finished goods	59	-
Total inventories (gross) at December 31	73	-

Allowances at year end	(16)	-

Total inventories (net) at December 31	57	-

In 2023, all allowances relate to write downs of excess and obsolete inventories and are recognized as expense included in cost of product sales.

Inventory write down in 2023 pertaining to pre-launch inventories of EPKINLY was also immaterial. The write down was recorded as R&D expense in Genmab’s statements of comprehensive income and was subsequently reversed upon receiving FDA approval during the second quarter of 2023.

ACCOUNTING POLICIES

Inventories are measured at the lower of cost and net realizable value with costs determined on a first-in, first-out basis. Costs comprise direct and indirect costs relating to the manufacture of inventory mainly from third-party providers of manufacturing as well as costs related to internal resources and distribution and logistics. Genmab assesses the recoverability of capitalized inventories during each reporting period and will write down excess or obsolete inventories to their net realizable value in the period in which the impairment is identified. Write downs of inventory are included within Cost of product sales in the statements of comprehensive income.

Included in inventories are materials used in the production of clinical products, which are charged to research and development expense when shipped to the clinical packaging site. Inventory manufactured prior to regulatory approval of a product (prelaunch inventory) is capitalized but immediately written down to zero. The cost of this write down is recognized in the statements of comprehensive income as research and development expenses. Once there is a high probability of regulatory approval being obtained for the product, the write-down is reversed, up to no more than the original cost. The reversal of the write-down is recognized as an offset to research and development expenses in the statements of comprehensive income.

3.6 – Receivables

(DKK million)	2023	2022

Receivables related to collaboration agreements	4,148	5,068
Prepayments	241	144
Trade receivables related to product sales	184	-
Interest receivables	150	82
Receivables for securities matured	-	290
Other receivables	286	176
Total at December 31	5,009	5,760

Non-current receivables	62	48
Current receivables	4,947	5,712

Total at December 31	5,009	5,760

During 2023 and 2022, there were no losses related to receivables and the credit risk on receivables is considered to be limited. The provision for expected credit losses was zero given that there have been no credit losses over the last three years and the high-quality nature (top tier life science companies and major distributors) of Genmab’s customers are not likely to result in future default risk.

The receivables are mainly comprised of royalties, milestones and amounts due under collaboration agreements and are non-interest bearing receivables which are due less than one year from the balance sheet date.

Refer to Note 4.2 for additional information about interest receivables and related credit risk.

ACCOUNTING POLICIES

Receivables are designated as financial assets measured are initially measured at fair value or transaction price and subsequently measured in the balance sheet at amortized cost, which generally corresponds to nominal value less expected credit losses.

Accounts receivable arising from product sales consists of amounts due from customers, net of customer allowances for chargebacks, cash and other discounts and estimated credit losses. Genmab’s contracts with customers have initial payment terms that range from 30 to 180 days.

Genmab utilizes a simplified approach to measuring expected credit losses and uses a lifetime expected loss allowance for all receivables. To measure the expected credit losses, receivables have been grouped based on credit risk characteristics and the days past due.

Prepayments include expenditures related to a future financial period. Prepayments are measured at nominal value.

3.7 – Deferred Revenue

Genmab has recognized the following liabilities related to the AbbVie collaboration agreement.

(DKK million)	2023	2022

Deferred revenue at January 1	513	513
Payment received	-	-
Revenue recognized during the year	-	-

Total at December 31	513	513

Non-current deferred revenue	480	480
Current deferred revenue	33	33

Total at December 31	513	513

Deferred revenue was recognized in connection with the AbbVie collaboration agreement. An upfront payment of USD 750 million (DKK 4,911 million) was received in July 2020 of which DKK 4,398 million was recognized as license revenue during 2020.

The revenue deferred at the initiation of the AbbVie agreement in June 2020 related to four product concepts to be identified and subject to a research agreement to be negotiated between Genmab and AbbVie.

During the first quarter of 2022, Genmab and AbbVie entered into the aforementioned research agreement that governs the research and development activities in regard to the product concepts.

As of December 31, 2023, all four product concepts have been selected for research and development. As part of the continued evaluation of deferred revenue related to the AbbVie collaboration agreement, Genmab’s classification of deferred revenue reflects the current estimate of co-development activities related to these product concepts as of December 31, 2023. None of the deferred revenue was recognized as reimbursement revenue in 2023, 2022 or 2021.

Refer to Note 5.6 for additional information related to the AbbVie collaboration.

3.8 – Other Payables

(DKK million)	2023	2022

Liabilities related to collaboration agreements	145	70
Staff cost liabilities	637	481
Accounts payable	330	245
Other liabilities	1,230	931

Total at December 31	2,342	1,727

Non-current other payables	35	11
Current other payables	2,307	1,716

Total at December 31	2,342	1,727

ACCOUNTING POLICIES

Other payables, excluding provisions, are initially measured at fair value and subsequently measured in the balance sheet at amortized cost.

The current other payables are comprised of liabilities that are due less than one year from the balance sheet date and are in general not interest bearing and settled on an ongoing basis during the next financial year.

Non-current payables are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the liability due to passage of time is recognized as interest expense.

ACCOUNTS PAYABLE

Accounts payable are measured in the balance sheet at amortized cost.

OTHER LIABILITIES

Other liabilities primarily include accrued expenses related to our research and development project costs and are measured in the balance sheet at amortized cost.

Refer to Note 2.3 for accounting policies related to staff costs.